Leonard A. Pierce +1 617 526 6440 (t) +1 617 526 5000 (f) leonard.pierce@wilmerhale.com

March 1, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 47 to the Registration Statement of Northeast Investors Growth Fund (the “Fund”)

File Nos. 002-68483; 811-03079

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Fund pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S‑T, is post‑effective amendment No. 47 to the Fund’s registration statement on Form N‑1A (the “Amendment”). The Amendment includes a Prospectus, Statement of Additional Information, Part C, and exhibits.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and is intended to become effective on May 1, 2017, which is at least 60 days after the date of filing.

The Amendment is being filed for the purposes of: 1. performing the annual update of the financial and other information in the registration statement and 2. reflecting that an interim investment advisory agreement was entered into effective February 16, 2017 between the Fund and its investment adviser in accordance with Rule 15a-4(b)(1) under the 1940 Act. The terms of the interim investment advisory agreement are the same as the terms of the Fund’s previous investment advisory agreement with its investment adviser (including the same rate at which the investment advisory fee is calculated), except that the interim investment advisory agreement is dated February 16, 2017 and will terminate on July 14, 2017. The Fund’s previously investment advisory agreement with its investment adviser terminated by its terms in accordance with the requirements of the 1940 Act upon the death on February 14, 2017 of Mr. William A. Oates, Jr., who was a controlling person of the Fund’s investment adviser.

Except for changes in disclosure to reflect (1) the annual update of the financial and other information in the registration statement, (2) the description of the dates and duration of the interim investment advisory agreement and (3) certain other non-material changes, the disclosures regarding the Fund in the enclosed Prospectus and SAI are substantially the same as the disclosures in the Fund’s current Prospectus and SAI.

U.S. Securities and Exchange Commission
March 1, 2017

If you have any questions or comments concerning the Amendment, please contact me at (617) 526-6440.

Very truly yours,

/s/ Leonard A. Pierce
Leonard A. Pierce